BORROWINGS	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
BORROWINGS
NOTE 15 - BORROWINGS
15.1 Analysis by nature

		At June 30, 2024						At December 31, 2023
(in millions of Euros)		Nominal Value in Currency	Nominal rate	Nominal Value in Euros	(Arrange-ment fees)	Accrued interests	Carrying value	Carrying value
Senior Unsecured Notes (A)
Issued November 2017 and	due 2026	$250	5.875%	234	(1)	5	238	230
Issued November 2017 and	due 2026	€400	4.250%	400	(2)	6	404	404
Issued June 2020 and	due 2028	$325	5.625%	303	(3)	1	301	291
Issued February 2021 and	due 2029	$500	3.750%	467	(5)	4	466	452
Issued June 2021 and	due 2029	€300	3.125%	300	(3)	4	301	300
Lease liabilities				151	—	1	152	154
Other loans (B)				33	—	—	33	37
Total Borrowings				1,888	(14)	21	1,895	1,868

Of which non-current							1,842	1,814
Of which current							53	54
(A)The Senior Unsecured Notes were issued by Constellium SE and are guaranteed by certain subsidiaries.
(B)Other loans include €28 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
15.2 Undrawn credit facilities and overdraft arrangements
At June 30, 2024, the Group had a $500 million Pan-U.S. ABL facility in place. This secured asset-based credit facility matures in April 2026. The Group also had a €100 million French inventory facility in place. This committed asset-based credit facility matures in April 2025 and was undrawn at June 30, 2024. The Group also uses a €75 million Money Market facility, as well as overdraft agreements with its commercial banks for cash management purposes. These arrangements are uncommitted and were undrawn at June 30, 2024.
15.3 Covenants
The Group was in compliance with all applicable debt covenants at June 30, 2024 and December 31, 2023 and for the six months ended June 30, 2024.
15.4 Movements in borrowings

(in millions of Euros)	At June 30, 2024	At December 31, 2023
At January 1,	1,868	2,056
Cash flows
Repayments of long-term borrowings (A)	(4)	(53)
Net change in revolving credit facilities and short-term borrowings (B)	—	(83)
Lease repayments	(13)	(37)
Non-cash changes
Movement in accrued interest	—	(1)
Changes in leases and other loans	9	24
Deferred arrangement fees	2	4
Effects of changes in foreign exchange rates	33	(42)
At the end of the period	1,895	1,868
(A)For the twelve months ended December 31, 2023, repayments of long-term borrowings included the redemption of $50 million out of the $300 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026 on July 20, 2023.
(B)For the twelve months ended December 31, 2023, the net change in revolving credit facilities and short-term borrowings included mainly the repayment under the Pan-U.S. ABL.
15.5 Currency concentration

(in millions of Euros)	At June 30, 2024	At December 31, 2023
U.S. Dollar	1,044	1,012
Euro	845	849
Other currencies	6	7
Total borrowings	1,895	1,868